COMMITMENTS (Details)			6 Months Ended
	Jun. 19, 2020 USD ($) $ / shares shares	Jun. 04, 2020 item shares	Jun. 30, 2020
COMMITMENTS
Number of demands to company to register securities | item		2
Period for exercise of right for registration of securities		3 months
Underwriters option period		45 days
Period granted for right of first refusal			15 months
Minimum percentage of right of refusal to act as lead underwriters or co-managers.			30.00%
Percentage of right of refusal for a three handed deal			20.00%
Maximum period for right of for			3 years
Over allotment option
COMMITMENTS
Additional units offered		750,000
Number of units exercised	749,800
Price per unit | $ / shares	$ 10.00
Number of units forfeited	200
Deferred fee per unit | $ / shares	$ 0.35
Deferred fee | $	$ 2,012,430